INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES

10. INCOME TAXES

The provision for income taxes consisted of the following for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
	(in millions)
Current provision:
Federal	$595	$708	$732
States and Puerto Rico	53	61	62

Total current provision	648	769	794
Deferred provision (benefit)	42	(80)	22

Provision for income taxes	$690	$689	$816

The provision for income taxes was different from the amount computed using the federal statutory rate for the years ended December 31, 2013, 2012 and 2011 due to the following:

	2013	2012	2011
	(in millions)
Income tax provision at federal statutory rate	$672	$669	$782
States, net of federal benefit, and Puerto Rico	32	27	35
Tax exempt investment income	(26)	(26)	(25)
Nondeductible executive compensation	6	14	11
Other, net	6	5	13

Provision for income taxes	$690	$689	$816

The provision for income taxes for 2013, 2012, and 2011 reflects a $6 million, $14 million, and $11 million, respectively, estimated impact from limitations on the deductibility of annual compensation in excess of $500,000 per employee as mandated by the Health Care Reform Law.

As of December 31, 2013, we do not have material uncertain tax positions reflected in our consolidated balance sheet.

Deferred income tax balances reflect the impact of temporary differences between the tax bases of assets or liabilities and their reported amounts in our consolidated financial statements, and are stated at enacted tax rates expected to be in effect when the reported amounts are actually recovered or settled. Principal components of our net deferred tax balances at December 31, 2013 and 2012 were as follows:

	Assets (Liabilities)
	2013	2012
	(in millions)
Future policy benefits payable	$303	$246
Compensation and other accrued expenses	185	174
Benefits payable	111	91
Net operating loss carryforward	49	203
Deferred acquisition costs	46	37
Unearned premiums	10	11
Capital loss carryforward	0	13
Other	12	9

Total deferred income tax assets	716	784

Valuation allowance	(28)	(28)

Total deferred income tax assets, net of valuation allowance	688	756

Depreciable property and intangible assets	(453)	(465)
Investment securities	(78)	(265)
Prepaid expenses	(83)	(59)

Total deferred income tax liabilities	(614)	(789)

Total net deferred income tax assets (liabilities)	$74	$(33)

Amounts recognized in the consolidated balance sheets:
Other current assets	$60	$0
Other long-term assets	14	12
Trade accounts payable and accrued expenses	0	(45)

Total net deferred income tax assets (liabilities)	$74	$(33)

At December 31, 2013, we had approximately $134 million of net operating losses to carry forward related to prior acquisitions. These net operating loss carryforwards, if not used to offset future taxable income, will expire from 2014 through 2031. A significant portion of these losses are in a subsidiary that was not included in the Humana Inc. consolidated tax return until 2013, and, therefore, were not used until 2013 which resulted in a decrease to the deferred tax asset associated with net operating loss carryforwards. Due to limitations and uncertainty regarding our ability to use some of the carryforwards, a valuation allowance was established on $77 million of net operating loss carryforwards related to prior acquisitions. For the remainder of the net operating loss carryforwards, based on our historical record of producing taxable income and profitability, we have concluded that future operating income will be sufficient to give rise to tax expense to recover all deferred tax assets.

We provide for income taxes on the undistributed earnings of our Puerto Rico operations using that jurisdiction’s tax rate, which has been lower historically than the U.S. statutory tax rate. Permanent investment of these earnings has resulted in cumulative unrecognized deferred tax liabilities of approximately $40 million as of December 31, 2013.

We file income tax returns in the United States and certain foreign jurisdictions. The U.S. Internal Revenue Service, or IRS, has completed its examinations of our consolidated income tax returns for 2011 and prior years. Our 2012 tax return is in the post-filing review period under the Compliance Assurance Process (CAP). Our 2013 tax return is under advance review by the IRS under CAP. With few exceptions, which are immaterial in the aggregate, we no longer are subject to state, local and foreign tax examinations for years before 2010. As of December 31, 2013, we are not aware of any material adjustments that may be proposed.